Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
Goodwill and Intangible Assets
The following sets forth the intangible assets by major asset class as of December 31, 2018 and 2017:

		2018		2017
(in thousands)	Weighted Average Life (in years)	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortized Intangible Assets:
Patent and license rights	9.07	$448,220	$(310,040)	$407,635	$(280,434)
Developed technology	11.74	770,955	(561,615)	771,893	(544,633)
Customer base, trademarks, and non-compete agreements	10.87	427,512	(323,024)	437,213	(292,356)
	10.72	$1,646,687	$(1,194,679)	$1,616,741	$(1,117,423)
Unamortized Intangible Assets:
In-process research and development		$23,035		$—
Goodwill		2,108,536		2,012,904
		$2,131,571		$2,012,904

The changes in intangible assets for the years ended December 31, 2018 and 2017 are as follows:

(in thousands)	2018	2017
Balance at beginning of year	$499,318	$557,159
Additions	32,159	15,527
Additions from acquisitions	81,200	28,700
Amortization	(118,576)	(133,797)
Disposals	(4,426)	(897)
Foreign currency translation adjustments	(14,632)	32,626
Balance at end of year	$475,043	$499,318

Amortization expense on intangible assets totaled approximately $118.6 million, $133.8 million and $137.9 million, respectively, for the years ended December 31, 2018, 2017 and 2016.
Cash paid for purchases of intangible assets during the year ended December 31, 2018 totaled $41.0 million, of which $11.9 million is related to current year payments for licenses that were accrued as of December 31, 2017 and $3.3 million is related to prepayments recorded in other long-term assets in the accompanying consolidated balance sheet. Intangible asset additions of $32.2 million includes $25.8 million of cash paid during the year ended December 31, 2018, together with $4.2 million of additions that were accrued as of December 31, 2018 and $2.2 million of additions which were previously recorded as prepayments. Cash paid for intangible assets during the year ended December 31, 2017 totaled $34.3 million of which $16.5 million is related to current year payments for licenses that were accrued as of December 31, 2016 and $5.8 million is related to prepayments recorded in other long-term assets in accompanying consolidated balance sheet. Intangible asset additions of $15.5 million includes $12.0 million of cash paid during the year ended December 31, 2017, together with $3.5 million of additions which were previously recorded as prepayments.
Amortization of intangibles for the next five years is expected to be approximately:

(in thousands)	Amortization
Years ended December 31:
2019	$98,277
2020	$71,308
2021	$62,517
2022	$48,501
2023	$45,229

The changes in goodwill for the years ended December 31, 2018 and 2017 are as follows:

(in thousands)	2018	2017
Balance at beginning of year	$2,012,904	$1,925,518
Additions from acquisitions	142,287	26,934
Disposals	(5,682)	—
Foreign currency translation adjustments	(40,973)	60,452
Balance at end of year	$2,108,536	$2,012,904

The changes in the carrying amount of goodwill during the year ended December 31, 2018 resulted primarily from the acquisition of STAT-Dx and other acquisitions and divestitures discussed in Note 5 "Acquisitions and Divestitures" and changes in foreign currency translation. The changes in goodwill during the year ended December 31, 2017 resulted primarily from changes in foreign currency translation together with acquired goodwill from the 2017 acquisition OmicSoft.